Risk Management - Credit quality of off balancesheet items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 150,356,165	₩ 150,474,850
Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		16,070,098	16,611,262
Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		134,286,067	133,863,588
Stage 1 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	142,632,581	143,302,263
Stage 1 | Above appropriate credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	15,186,145	15,679,374
Stage 1 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	127,446,436	127,622,889
Stage 1 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	4,597,428	4,210,784
Stage 1 | Less than a limited credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	776,039	808,182
Stage 1 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	3,821,389	3,402,602
Stage 2 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	2,479,619	2,339,922
Stage 2 | Above appropriate credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	18,603	41,866
Stage 2 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	2,461,016	2,298,056
Stage 2 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	587,900	561,758
Stage 2 | Less than a limited credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	66,204	59,688
Stage 2 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	521,696	502,070
Stage 3
Disclosure of credit risk exposure [Line Items]
Off balance accounts		58,637	60,123
Stage 3 | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		23,107	22,152
Stage 3 | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 35,530	₩ 37,971

[1]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[2]	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.